Pax World High Yield Bond Fund
Pax World High Yield Bond Fund Summary of Key Information
Investment Objectives
The High Yield Bond Fund's primary investment objective is to seek high current income.
As a secondary investment objective the High Yield Bond Fund seeks capital appreciation.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Class A, Institutional Class or Class R shares of the High Yield Bond Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Yield Bond Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 85 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees Pax World High Yield Bond Fund (USD $)	Class A		Individual Investor Class	Institutional Class	R Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.50%		none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	none	none
Shareholder Fees (fees paid directly from your investment):	none		none	none	none
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World High Yield Bond Fund	Class A	Individual Investor Class	Institutional Class	R Class
Management Fee	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	none	0.50%
Other Expenses	0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.00%	1.00%	0.75%	1.25%

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Class A, Institutional Class and Class R shares of the High Yield Bond Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Class A, Institutional Class or Class R shares of the High Yield Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the High Yield Bond Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World High Yield Bond Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	102	318	552	1,225
Class A	547	754	978	1,620
Institutional Class	77	240	417	930
R Class	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the High Yield Bond Fund's performance. During the High Yield Bond Fund's most recent fiscal year, the High Yield Bond Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

The High Yield Bond Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor's Ratings Group or below Baa3 by Moody's Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund's investment adviser to be of comparable quality. These fixed income securities are commonly referred to as "junk bonds".

In determining which securities to buy for the High Yield Bond Fund, the portfolio manager seeks to establish if each security's return is appropriate for its level of risk.

In making this determination, the portfolio manager generally performs fundamental credit analysis. The High Yield Bond Fund may invest up to 40% of its assets in securities of non-U.S. issuers, including investments in emerging markets.

The High Yield Bond Fund may utilize derivatives for hedging and for investment purposes, and may invest in credit default swaps on indices of high-yield securities on a short-term basis (generally less than 90 days) pending longer term investment.

The High Yield Bond Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Reinvestment Risk Income from the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  High Yield Securities Risk High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the High Yield Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Individual Investor Class

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 11.79%
Worst quarter: 4th quarter 2008, -17.51%

Average Annual Total Returns
Periods Ended December 31, 2012

The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the High Yield Bond Fund. The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares for the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns Pax World High Yield Bond Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Individual Investor Class	[1]	13.41%	7.04%	7.97%
Class A	[1][2]	8.30%	6.07%	7.48%
Institutional Class	[1][3]	13.72%	7.30%	8.18%
R Class	[1][4]	13.29%	6.82%	7.83%
After Taxes on Distributions Individual Investor Class	[1]	10.40%	3.90%	5.06%
After Taxes on Distributions and Sales Individual Investor Class	[1]	8.78%	4.15%	5.13%
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index	[5][6]	14.58%	9.12%	9.30%
Lipper High Yield Bond Funds Index	[6][7]	15.40%	7.73%	8.89%
[1]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	Inception of Institutional Class shares is June 1, 2004. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[4]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[5]	The BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index tracks the performance of BB- and B-rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%.
[6]	Unlike the High Yield Bond Fund, the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index and the Lipper High Current Yield Bond Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper High Current Yield Bond Funds Index) do not reflect deductions for fees, expenses or taxes.
[7]	The Lipper High Current Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Bond Funds Average. The Lipper High Current Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The Lipper High Current Yield Bond Funds Index is not what is typically considered an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.